SHARE-BASED PAYMENTS, fair value of options (Details)	12 Months Ended
Dec. 31, 2022 $ / shares
The assumptions used to estimate the fair value of the options granted
Fair value per ordinary share as at valuation date	$ 0.41
Risk-free rate	3.44%
Expected volatility	71.71%
Minimum
The assumptions used to estimate the fair value of the options granted
Exercise multiple	2.2
Maximum
The assumptions used to estimate the fair value of the options granted
Exercise multiple	2.8